Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization and nature of operations
Schedule of company's principal subsidiaries and consolidated VIEs

As of December 31, 2021, the Company’s principal subsidiaries and the consolidated VIEs are as follows:

			Equity
	Place of	Date of	economic	Principal
Name of subsidiaries and consolidated VIEs	incorporation	incorporation	interest held	activities
Subsidiaries:
Smart Share International Limited	Hong Kong, China	August 15,2017	100%	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")	PRC	June 23,2017	100%	Mobile device charging business
Zhicheng Technology (Shanghai) Co., Ltd.	PRC	September 17,2019	100%	Merchandise sales
Zhixiang Investment Co., Ltd. ("Zhixiang Investment WFOE")	PRC	February 26,2021	100%	Investment holding
Zhilang Technology (Tianjin) Co., Ltd.	PRC	April 1,2021	100%	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.	PRC	June, 2021	100%	Research and development function
Consolidated VIEs
Shanghai Zhixiang Technology Co., Ltd. ("Shanghai Zhixiang")	PRC	April 28,2017	100%	Research and development function

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs, including Shanghai Zhixiang and the other VIE that had no significant operations, nor any material assets or liabilities, which were included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	4,581	606
Accounts receivable, net	2,350	1,470
Prepayments and other current assets	1,294	1,317
Amounts due from non-VIE subsidiaries of the Company	554,445	603,009
Total current assets	562,670	606,402
Other non-current assets	—	22
Total assets	562,670	606,424
Salary and welfare payable	6,191	1,745
Tax payable	6,496	7,548
Amounts due to non-VIE subsidiaries of the Company	445,029	445,029
Accruals and other current liabilities	4,125	1,240
Total current liabilities	461,841	455,562
Total liabilities	461,841	455,562

Total shareholders’ equity	100,829	150,862

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Third party revenues	3,639	9,413	16,386
Inter-company service charge (a)	288,640	406,730	103,948
Third-party costs and expenses	(87,256)	(101,895)	(66,477)
Inter-company costs and expenses	(168,451)	(276,578)	—
Other operating income/(loss)	47	(357)	(11,359)
Income from non-operations	3,549	—	—
Income before income tax expenses	40,168	37,313	42,498
Less: Income tax expenses	—	—	(3,914)
Net income	40,168	37,313	38,584

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Intercompany payments from service charge	—	(37,271)	(18,255)
Intercompany receipts from service charge	108,604	124,193	88,000
Operating activities with external parties	(106,964)	(85,138)	(73,720)
Net cash generated from/(used in) operating activities	1,640	1,784	(3,975)
Net increase/(decrease) in cash and cash equivalents	1,640	1,784	(3,975)

For the years ended December 31, 2019, 2020 and 2021, there was no cash generated from or used in investing and financing activities of the consolidated VIEs.

Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE pays service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.